Financial Assets and Liabilities - Fair value of derivative instruments (Details) - Currency risk - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Foreign exchange forward contracts
Derivative assets - hedging
Total derivative assets	$ 44,052	$ 6,480
Derivative liabilities - hedging
Total derivative liabilities	24,100	12,107
Current derivative | Foreign exchange forward contracts
Derivative assets - hedging
Derivatives designated as hedging instruments	0	3,325
Derivatives not designated as hedging instruments	389	8
Derivative liabilities - hedging
Derivatives designated as hedging instruments	18,208	5,336
Derivatives not designated as hedging instruments	5,080	2,722
Current derivative | Interest rate swaps
Derivative assets - hedging
Derivatives designated as hedging instruments	13,296	0
Derivative liabilities - hedging
Derivatives designated as hedging instruments	0	3,380
Other non-current assets | Interest rate swaps
Derivative assets - hedging
Derivatives designated as hedging instruments	30,367	3,147
Other non-current liabilities | Foreign exchange forward contracts
Derivative liabilities - hedging
Derivatives designated as hedging instruments	$ 812	$ 669